Financial Instruments	12 Months Ended
Dec. 31, 2016
Financial Instruments [Abstract]
Financial Instruments

14. Financial Instruments

(a) Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and credit facilities as described in Notes 6 and 7.

(b) Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, investments, and derivatives.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings, and performing periodic evaluations of the relative credit standing of the counterparties.

(c) Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade receivables and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The present value of the future cash flows of the portion of one long-term bank loan with a fixed interest rate is estimated to be approximately $21,260 as compared to its carrying amount of $21,577 (Note 6). The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term investment and estimates that the amount presented on the accompanying Balance sheet approximates the amount that is expected to be received by the Company in the event of sale of that investment.

The fair values of the one long-term bank loan with a fixed interest rate, the interest rate swap agreements, and bunker swap agreements, put option agreements and call option agreements discussed in Note 6 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2016 and 2015 are as follows:

	2016		2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets/(liabilities)
Cash and cash equivalents………………...	187,777	187,777	289,676	289,676
Restricted cash……………..……………..	9,996	9,966	15,330	15,330
Investments……………..…………………	1,000	1,000	1,000	1,000
Debt……………..……………..…………	(1,766,043)	(1,765,726)	(1,400,094)	(1,399,447)

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the balance sheet on a net basis by counterparty when a legal right of setoff exists. The following tables present information with respect to the fair values of derivatives reflected in the balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of Comprehensive Income or in the Balance Sheet, as a component of Accumulated other comprehensive (loss).

		Asset Derivatives		Liability Derivatives
		December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	1.0	-	3,613	4,666
	Financial instruments—Fair Value, net of current portion	3,701	-	1,119	3,181
	Subtotal	3,702	-	4,732	7,847

		Asset Derivatives		Liability Derivatives
		December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments—Fair value	-	-	-	1,040
Bunker swaps	Current portion of financial instruments—Fair value	1,014	-	-	-
Bunker swaps	Financial instruments—Fair Value, net of current portion	1,465	-	-	-
Bunker call options	Current portion of financial instruments—Fair value	1,307	28	-	-

Bunker call options	Financial instruments—Fair Value, net of current portion	-	126	-	-
	Subtotal	3,786	154	-	1,040
	Total derivatives	7,488	154	4,732	8,887

Derivatives designated as Hedging Instruments-Net effect on the Statements of Comprehensive Income

		Amount
Derivative	Gain/(Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion)	2016	2015	2014
Interest rate swaps		3,015	(5,446)	(7,042)
Total		3,015	(5,446)	(7,042)

		Amount
Derivative	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) Location	2016	2015	2014
Interest rate swaps	Depreciation expense	(156)	(154)	(154)
Interest rate swaps	Interest and finance costs, net	(3,243)	(2,996)	(3,388)
Total		(3,399)	(3,150)	(3,542)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other comprehensive Loss as of December 31, 2016 and 2015 was $4,314 and $10,727 respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Statement of Comprehensive Income

		Amount
Derivative	Net Realized and Unrealized Gain(Loss) Recognized on Statement of Comprehensive Income / (Loss) Location	2016	2015	2014
Interest rate swaps	Interest and finance costs, net	(47)	(24)	(1,272)
Bunker swaps	Interest and finance costs, net	2,586	(1,206)	(10,402)
Bunker put options	Interest and finance costs, net	-	564	1,244
Bunker call options	Interest and finance costs, net	909	(1,260)	-
Total		3,448	(1,926)	(10,430)

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2016 and 2015 using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2016	December 31, 2015
Interest rate swaps	(1,030)	(8,887)
Bunker swaps	2,479	-
Bunker call options	1,307	154
	2,756	(8,733)